STOCKHOLDER'S EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Equity [Abstract]
STOCKHOLDER'S EQUITY

NOTE 2 - STOCKHOLDER’S EQUITY

2012 Private Placement

The Company sold an aggregate of 7,380,600 units in a 2012 Private Placement (the “2012 Private Placement”) at a per unit price of $0.25, with each unit consisting of (i) one share of the Company’s common stock (except that certain investors elected to receive in lieu of common stock, one share of the Company’s Series B Convertible Preferred Stock) and (ii) a four year warrant to purchase shares of common stock equal to 100% of the number of shares purchased in the 2012 Private Placement at an exercise price of $0.35 per share. The 2012 Private Placement was completed in two closings (i) on November 19, 2012 the Company sold an aggregate of 5,380,600 units (which included 804,600 units for the conversion of debt and related interest and 276,000 units in exchange for certain legal fees) with gross proceeds to the Company of $1,345,150 (which included the conversion of debt of $200,000 plus $1,150 interest and $69,000 for certain legal fees) and (ii) on December 17, 2012 the Company sold an aggregate of 2,000,000 units with gross proceeds to the Company of $500,000.  The Company sold a total of 5,376,000 units consisting of common shares and a total of 2,004,600 units consisting of Series B Preferred Stock, resulting in total proceeds of $1,845,150. The 2012 Private Placement includes the conversion of debt owed by the Company in the aggregate amount of $200,000 plus $1,150 interest which was converted on a dollar for dollar basis into the 2012 Private Placement. Net of converted debt and legal fees, the 2012 Private Placement generated cash proceeds of $1,575,000.

The Company entered into registration rights agreements with the investors in the 2012 Private Placement, pursuant to which the Company has agreed to file a “resale” registration statement with the Securities and Exchange Commission (the “SEC”) covering all shares of the Common Stock sold in the 2012 Private Placement and underlying any warrants or Series B Preferred Stock, as well as common stock underlying the warrants issued to the placement agent(s) within 30 days after the consummation of the 2012 Private Placement. The Company agreed to maintain the effectiveness of the registration statement from the effective date until all securities have been sold or are otherwise able to be sold pursuant to Rule 144. The Company agreed to use its reasonable best efforts to have the registration statement declared effective within 90 days.   On May 29, 2013, the Company withdrew the registration statement filed with the SEC pertaining to the 2012 Private Placement. The Registration Rights Agreement was amended to define the effectiveness date to August 31, 2013.

February 2013 Private Placement

On February 4, 2013, the Company sold an aggregate of 1,800,060 February 2013 Units with gross proceeds to the Company of $450,015 to February 2013 Investors pursuant to February 2013 Subscription Agreement. The proceeds from this offering will be used primarily for a future investor relations campaign.  Each February 2013 Unit was sold for a purchase price of $0.25 per February 2013 Unit and consisted of: (i) one share of the Company’s Common Stock and (ii) a four-year February 2013 Warrant to purchase one hundred (100%) percent of the number of shares of Common Stock purchased at an exercise price of $0.35 per share, subject to adjustment upon the occurrence of certain events such as stock splits and dividends. In connection with the private placement, the Company issued an aggregate of 1,800,060 shares of its Common Stock. The shares were issued in reliance upon an exemption from registration provided by Rule 506 of Regulation D of the Securities Act of 1933 since no general solicitation or advertising was conducted by us in connection with the offering of any of the shares, all shares purchased in the offering were restricted in accordance with Rule 144 of the Securities Act and each of these shareholders were either accredited as defined in Rule 501 (a) of Regulation D promulgated under the Securities Act or sophisticated as defined in Rule 506(b)(2)(ii) of Regulation D promulgated under the Securities Act.

The February 2013 Warrants may be exercised on a cashless basis if at any time there is no effective registration statement within 120 days after the closing date of the private placement covering the resale of the shares of Common Stock underlying the February 2013 Warrants. The February 2013 Warrants contains limitations on the holder’s ability to exercise the Warrant in the event such exercise causes the holder to beneficially own in excess of 4.99% of the Company’s issued and outstanding Common Stock, subject to a discretionary increase in such limitation by the holder to 9.99% upon 61 days’ notice.

The Company paid placement agent fees of $12,000 in cash to a placement agent in connection with the sale of the February 2013 Units. The placement agent also received February 2013 Warrants to acquire 48,000 shares of the Company’s Common Stock.

The Company entered into registration rights agreements with the February 2013 Investors, pursuant to which the Company agreed to file a “resale” registration statement with the SEC covering all shares of the Common Stock sold in the Offering and underlying any February 2013 Warrants, as well as Common Stock underlying the warrants issued to the placement agent(s) on or prior to April 4, 2013 (the “February 2013 Filing Date”). The Company agreed to maintain the effectiveness of the registration statement from the effective date until all securities have been sold or are otherwise able to be sold pursuant to Rule 144. The Company agreed to use its reasonable best efforts to have the registration statement declared effective within 60 days (the “Effectiveness Deadline”). The Company and holders of the majority of Registerable Securities (as defined in the February 2013 Registration Rights Agreement) agreed to amend the definition of “February 2013 Filing Date”, as such term is defined in the February 2013 Registration Rights Agreement, such that “February 2013 Filing Date” shall mean the date that is 30 days after the Form S-1filed September 24, 2012 (the “Registration Statement”) and subsequent amendments has been declared effective. On May 29, 2013, the Company withdrew the Registration Statement filed with the SEC pertaining to the February 2013 Private Placement.

The Company is obligated to pay to Investors a fee of 1% per month of the Investors’ investment, payable in cash, for every thirty (30) day period up to a maximum of 6%, (i) following the February 2013 Filing Date that the registration statement has not been filed and (ii) following the Effectiveness Deadline that the registration statement has not been declared effective; provided, however, that the Company shall not be obligated to pay any such liquidated damages if the Company is unable to fulfill its registration obligations as a result of rules, regulations, positions or releases issued or actions taken by the SEC pursuant to its authority with respect to “Rule 415”, provided the Company registers at such time the maximum number of shares of common stock permissible upon consultation with the staff of the SEC.

June 2013 Private Placement

On June 21, 2013, the Company sold an aggregate of 100,000 June 2013 Units with gross proceeds to the Company of $25,000 to the June 2013 Investor pursuant to the June 2013 Subscription Agreement. The proceeds from this offering will be used primarily for general corporate expenses.  Each June 2013 Unit was sold for a purchase price of $0.25 per June 2013 Unit and consisted of: (i) one share of the Company’s Common Stock and (ii) a three-year June 2013 Warrant to purchase one hundred (100%) percent of the number of shares of Common Stock purchased at an exercise price of $0.35 per share, subject to adjustment upon the occurrence of certain events such as stock splits and dividends. The shares were issued in reliance upon an exemption from registration provided by Rule 506 of Regulation D of the Securities Act of 1933, as amended (the “Securities Act”) since no general solicitation or advertising was conducted by us in connection with the offering of any of the shares, all shares purchased in the offering were restricted in accordance with Rule 144 of the Securities Act and each of these shareholders were either accredited as defined in Rule 501 (a) of Regulation D promulgated under the Securities Act or sophisticated as defined in Rule 506(b)(2)(ii) of Regulation D promulgated under the Securities Act.

Recent Sales of Unregistered Securities

On January 8, 2013, the Company issued 250,000 shares of common stock, to MockingJay, Inc. for future investor relations and consulting services. The shares were issued in reliance on an exemption from the registration requirements of the Securities Act afforded by Section 4(2) thereof based on the lack of any general solicitation or advertising in connection with the sale of the shares; the investor is purchasing the shares for its own account and without a view to distribute them; and the Company's issuance of the shares with a restrictive legend.

On January 16, 2013, the Company issued 150,000 shares of common stock, to Verge Consulting for future investor relations and consulting services. The shares were issued in reliance on an exemption from the registration requirements of the Securities Act afforded by Section 4(2) thereof based on the lack of any general solicitation or advertising in connection with the sale of the shares; the investor is purchasing the shares for its own account and without a view to distribute them; and the Company's issuance of the shares with a restrictive legend.

On June 4, 2013, the Company issued Arden Larson 80,000 units (“Larson Units”), with each Larson Unit consisting of one (1) share of the Company’s Common Stock and a warrant at a purchase price of Twenty Five Cents ($0.25) per Larson Unit for a total of $20,000. Each Larson Unit consists of: (i) one (1) share of the Company’s Common Stock and (ii) a three (3) year warrant to purchase one share at a per share exercise price of $0.35. The Larson Units were issued along with cash of $10,000 in settlement of a lease payment.

Convertible Preferred Stock

In August 2011, the Board of Directors of the Company (the “Board of Directors”) designated 5,000,000 shares of its Preferred Stock as Series A Preferred Stock. Each share of Series A Preferred Stock is convertible into one share of common stock at the option of the preferred holder. The Series A Preferred Stock in not entitled to receive dividends and does not possess redemption rights. The Company is prohibited from effecting the conversion of the Series A Preferred Stock to the extent that, as a result of the conversion, the holder of such shares beneficially owns more than 4.99% (or, if this limitation is waived by the holder upon no less than 61 days prior notice to us, 9.99%) in the aggregate of the issued and outstanding shares of our common stock calculated immediately after giving effect to the issuance of shares of common stock upon conversion of the Series A Preferred Stock. The holders of the Company’s Series A Preferred Stock are also entitled to certain liquidation preferences upon the liquidation, dissolution or winding up of the business of the Company.

For the six months ending June 30, 2013 there were 2,312,500 shares of Series A Preferred Stock converted into common stock.  As of June 30, 2013 there have been 3,899,039 shares of Series A Preferred Stock converted into common stock, leaving a total of 687,500 shares of Series A Preferred Stock remaining.

In October 2012, the Board of Directors designated 5,000,000 shares of its Preferred Stock as Series B Preferred Stock. Each share of Series B Preferred Stock is convertible into one share of common stock at the option of the preferred holder. The Series B Preferred Stock is not entitled to receive dividends and does not possess redemption rights. The Company is prohibited from effecting the conversion of the Series B Preferred Stock to the extent that, as a result of the conversion, the holder of such shares beneficially owns more than 4.99% (or, if this limitation is waived by the holder upon no less than 61 days prior notice to us, 9.99%) in the aggregate of the issued and outstanding shares of our common stock calculated immediately after giving effect to the issuance of shares of common stock upon conversion of the Series B Preferred Stock. The holders of the Company’s Series B Preferred Stock are also entitled to certain liquidation preferences upon the liquidation, dissolution or winding up of the business of the Company.

Common Stock Options

On September 30, 2011, the Board of Directors and stockholders adopted the 2011 Stock Incentive Plan (the “2011 Plan”). Under the 2011 Plan, options may be granted which are intended to qualify as Incentive Stock Options under Section 422 of the Internal Revenue Code of 1986 (the "Code") or which are not intended to qualify as Incentive Stock Options thereunder. In addition, direct grants of stock or restricted stock may be awarded. The 2011 Plan has reserved 4,500,000 shares of common stock for issuance. All options issued are nonqualified stock options as amended on December 19, 2011.  The modification to the option agreements increased the vesting period for only certain option agreements from one year to two years.  The incremental cost associated with the differential in fair value at the modification date was not material.  The option agreements are exercisable as follows in 20% increments:

Date Installment Becomes Exercisable
December 19, 2011
March 31, 2012
September 30, 2012
March 31, 2013
September 30, 2013

A summary of stock options is presented below:

Recipient	Options	Strike Price	Term
Officer	1,250,000	$0.40	10 years	(1)
Officer	200,000	$0.40	10 years
Consultant	50,000	$0.40	10 years
Consultant	160,000	$0.40	10 years
Consultant	600,000	$0.40	10 years
Consultant	600,000	$0.40	10 years
Director	1,200,000	$0.40	10 years	(2)
TOTAL	4,060,000

(1) Issued to David Beling, the Company's Chief Executive Officer and President.
(2) Issued to Alan Lindsay, the Company's Chairman of the Board of Directors.

At June 30, 2013, there was unrecognized compensation expense related to these stock options of $181,221, which is expected to be recognized over a weighted average period of 3 months.

A summary of the stock options as of June 30, 2013 and changes during the period are presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Balance at December 31, 2012	4,060,000	$0.40	8.75	-
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited	-	-	-	-
Cancelled	-	-	-	-
Balance at June 30, 2013	4,060,000	$0.40	8.25	-
Options exercisable at June 30, 2013	3,248,000	$0.40	8.25	-
Options expected to vest	4,060,000			-

NOTE 2 - STOCKHOLDER’S EQUITY

Pre-Reverse Merger Transactions
In 2010, Standard Gold began negotiations to acquire a 90% interest in property located near Beatty, Nevada (“the Bullfrog Project”) owned by NPX Metals, Inc. (“NPX Metals”). As of December 31, 2010, Standard Gold had issued 923,077 shares of common stock as consideration for the property interest

The remaining 10% interest in the Bullfrog Project was acquired by Standard Gold from Bull Frog Holdings Inc., in June, 2010 in exchange for $100,000 cash paid directly by one of Standard Gold’s lenders. Bull Frog Holdings, Inc. is an affiliate of NPX Metals.

On May 1, 2011, Standard Gold entered into a final agreement whereby Standard Gold acquired all of the working interest in the Bullfrog Project for a total consideration of a 3% net smelter return royalty due to NPX Metals.

Between July and August 25, 2011, Standard Gold issued a total of 1,678,612 common shares for cash consideration of $545. Such shares are reflective of a reverse split of Standard Gold’s common stock, effective August 26, 2011, on a 1 for 3.25 basis. All share data in the accompanying financial statements and notes have been retroactively restated to reflect the reverse split.

On August 30, 2011, Standard Gold entered into an Agreement of Conveyance, Transfer and Assignment with Aurum National Holdings Ltd. (“Aurum”), pursuant to which the Company purchased an option held by Aurum under that certain Option to Purchase and Royalty Agreement dated as of August 13, 2009 and as amended on June 30, 2011, between Aurum and Southwest Exploration, Inc. (“Southwest”), which gave Aurum the option to purchase a 100% right, title and interest in and to certain mineral claims in Arizona known as the “Newsboy Project”. In consideration for the assignment of the option, Standard Gold issued to Aurum and its designees an aggregate of 4,000,000 shares of its common stock.  In addition Aurum had made deposits to vendors that were transferred to the Company to be applied to future expenses.  Of these payments, $6,364 was paid back to the Company in October 2011 and $45,000 was applied to exploration costs in November 2011.

On September 28, 2011, Standard Gold and Southwest entered into an Option to Purchase and Royalty Agreement pursuant to which Southwest granted to Standard Gold, the sole and immediate working right and option to earn a One Hundred Percent (100%) interest in and to the Newsboy Project property free and clear of all charges encumbrances and claims in consideration for $3,425,000, of which $500,000 was previously paid by a third party (the “Prepayment Amount”). The balance due to Southwest on September 30, 2011 of $2,925,000 is payable on the following schedule:

(i)	on January 1, 2012, the sum of US $150,000.00; July 1, 2012 the sum of US $150,000.00;
(ii)	on January 1, 2013, the sum of US $200,000.00; July 1, 2013 the sum of US $200,000.00;
(iii)	on January 1, 2014, the sum of US $250,000.00; July 1, 2014 the sum of US $250,000.00;
(iv)	on January 1, 2015, the sum of US $300,000.00; July 1, 2015 the sum of US $300,000.00;
(v)	on January 1, 2016, the sum of US $350,000.00; July 1, 2016 the sum of US $350,000.00; and
(vi)	on January 1, 2017, the sum of US $425,000.00.

The first option payment of $150,000 was paid in December 2011. Upon the full payment of the balance of $2,775,000, the option will be considered automatically exercised and the Company will have earned a 100% interest in and to the Newsboy Project property free and clear of all liens and encumbrances. Notwithstanding the foregoing, the Company is obligated to pay a Net Smelter Royalty payment equal to two percent (2%) of the proceeds from the sale or other disposition from any purchaser of any mineral derived from the ore mined from the Newsboy Project property. To retain the property, the Company must also pay the annual claim maintenance fees and file a Notice of Intent to Hold with the Bureau of Land Management and Maricopa County. The Company must also make annual payments for the lands leased from the State of Arizona. Should the Company choose not to maintain the working right and option to the property, the Company can forego future payments to Southwest without penalty. A total of $500,000 was paid to Southwest as part of the option to purchase agreement by third parties, which converted into an aggregate of 1,250,000 Units in the 2011 Private Placement. These payments have been recorded as increases to mineral property on the balance sheet.

In addition to the above payments, $50,000 was paid to Southwest by a third party for additional direct costs of acquiring the mineral property which converted into an aggregate of 125,000 Units in the 2011 Private Placement. This payment is included as an increase to mineral property on the balance sheet.

Reverse Merger Transaction
On September 30, 2011, the Company entered into an Agreement of Merger and Plan of Reorganization (the “Merger Agreement”) with Standard Gold, a privately held Nevada corporation, and Bullfrog Gold Acquisition Corp., the Company’s newly formed, wholly-owned Delaware subsidiary (“Acquisition Sub”), pursuant to which Standard Gold merged with and into Acquisition Sub, with Standard Gold as the surviving entity, causing Standard Gold to become the Company’s wholly-owned subsidiary (the “Merger”). The Merger was completed in order to receive financing for the exploration of the Newsboy Project in Arizona and the Bullfrog Project in Nevada.

Pursuant to the terms and conditions of the Merger Agreement, at the closing of the Merger, an aggregate of 14,357,135 shares of Standard Gold’s common stock issued and outstanding immediately prior to the closing of the Merger were converted into securities of the Company based on the following breakdown: (i) 13,645,596 of the shares of Standard Gold’s outstanding common stock were converted into the right to receive an aggregate of 13,645,596 shares of the Company’s common stock on a one for one basis and (ii) an aggregate of 711,539 of the issued and outstanding shares of common stock of Standard Gold immediately prior to the closing of the Merger was converted into the right to receive an aggregate of 711,539 shares of the Company’s Series A Convertible Preferred Stock on a one for one basis (the “Series A Preferred Stock”), which is convertible into shares of the Company’s common stock on a one for one basis.

2011 Private Placement
Following the closing of the Merger, the Company sold an aggregate of 9,127,250 units in a 2011 Private Placement (the “2011 Private Placement”) at a per unit price of $0.40, with each unit consisting of (i) one share of the Company’s common stock (except that certain investors elected to receive in lieu of common stock, one share of the Company’s Series A Convertible Preferred Stock) and (ii) a three year warrant to purchase shares of common stock equal to 50% of the number of shares purchased in the 2011 Private Placement at an exercise price of $0.60 per share. The Company sold a total of 5,252,250 units consisting of common shares and a total of 3,875,000 units consisting of Series A Preferred Stock, resulting in total proceeds of $3,650,900. The 2011 Private Placement includes the conversion of debt owed by the Company in the aggregate amount of $940,900 which was converted on a dollar for dollar basis into the 2011 Private Placement. Net of converted debt, the 2011 Private Placement generated cash proceeds of $2,710,000.

The Company entered into registration rights agreements (the “Registration Rights Agreements”) with the investors in the 2011 Private Placement.  Effective March 16, 2012, the Company and holders of the majority of Registerable Securities (as defined in the Registration Rights Agreement) agreed to amend the definitions of “Filing Date” and “Effectiveness Date”, as such terms are defined in the Registration Rights Agreement, such that “Filing Date” shall mean 12 months after the Trigger Date and “Effectiveness Date” shall mean eighteen months after the Trigger Date.  On September 24, 2012 the S1 Registration Statement was filed with the SEC.  As of March 11, 2013 the Registration Statement has not been declared effective by the SEC.

Split-Off
Immediately following the closing of the Merger and the 2011 Private Placement, under the terms of an Agreement of Conveyance, Transfer and Assignment of Assets and Assumption of Obligations, the Company transferred substantially all of its pre-Merger assets and liabilities to its wholly owned subsidiary, Kopr Resources Holdings, Inc., a Delaware corporation (“SplitCo”). Thereafter, pursuant to a Stock Purchase Agreement, the Company transferred all of the outstanding capital stock of SplitCo to a former officer and director of the Company in exchange for cancellation of an aggregate of 22,510,919 shares of the Bullfrog Gold’s pre-merger common stock held by such person (the “Split-Off”), which left 11,000,000 shares of the Company’s common stock held by persons who were stockholders of Bullfrog Gold prior to the Merger. Of these shares, 9,000,000 shares constituted the Company’s “public float” prior to the Merger that will continue to represent the shares of the Company’s common stock eligible for resale without further registration by the holders thereof, until such time as the applicability of Rule 144 or other exemption from registration under the Securities Act of 1933, as amended (the “Securities Act”), or the effectiveness of a further registration statement under the Securities Act, permits additional sales of issued shares.

As part of the reverse merger, the Company retained $13,383 of Bullfrog Gold’s pre-merger liabilities. In addition, Bullfrog Gold owed Standard Gold $201,363 at the merger date due to its collection of proceeds from a Standard Gold note payable. As a result of the merger, the combined $214,746 related to these balances has been recorded as a reduction in additional paid-in-capital.  If the merger had occurred on the inception date of the Company, the net loss of the combined entity for all periods presented would not differ materially from what is already reported.

Common Stock Options
On September 30, 2011, the Company’s Board of Directors and stockholders adopted the 2011 Stock Incentive Plan (the “2011 Plan”). Under the 2011 Plan, options may be granted which are intended to qualify as Incentive Stock Options under Section 422 of the Internal Revenue Code of 1986 (the "Code") or which are not intended to qualify as Incentive Stock Options thereunder. In addition, direct grants of stock or restricted stock may be awarded. The 2011 Plan has reserved 4,500,000 shares of common stock for issuance. All options issued are nonqualified stock options as amended on December 19, 2011.  The modification to the option agreements increased the vesting period for only certain option agreements from one year to two years.  The incremental cost associated with the differential in fair value at the modification date was not material.  The option agreements are exercisable as follows in 20% increments:

Date Installment Becomes Exercisable
December 19, 2011
March 31, 2012
September 30, 2012
March 31, 2013
September 30, 2013

A summary of stock options is presented below:

Recipient	Options	Strike Price	Term
Officer	1,250,000	$0.40	10 years	(1)
Officer	200,000	$0.40	10 years
Consultant	50,000	$0.40	10 years
Consultant	160,000	$0.40	10 years
Consultant	600,000	$0.40	10 years
Consultant	600,000	$0.40	10 years
Director	1,200,000	$0.40	10 years	(2)
TOTAL	4,060,000

(1) Issued to David Beling, the Company's Chief Executive Officer and President.
(2) Issued to Alan Lindsay, the Company's Chairman of the Board of Directors.

Using the Black Scholes option pricing model the following assumptions were made to estimate the fair value of the stock options:

Options	Exercise Price	Volatility	Risk Free Interest Rate	Fair Value
4,060,000	$0.40	78.5%	1.74%	$1,812,203

At December 31, 2012, there was unrecognized compensation expense related to these stock options of $543,661, which is expected to be recognized over a weighted average period of 9 months.

A summary of the stock options as of December 31, 2012 and changes during the period are presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Balance at December 31, 2010	-	-	-	-
Granted	4,060,000	$0.40	10	-
Exercised	-	-	-	-
Forfeited	-	-	-	-
Cancelled	-	-	-	-
Balance at December 31, 2011	4,060,000	$0.40	9.75	-
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited	-	-	-	-
Cancelled	-	-	-	-
Balance at December 31, 2012	4,060,000	$0.40	8.75	-
Options exercisable at December 31, 2012	2,436,000	$0.40	8.75	-
Options expected to vest	4,060,000			-

Convertible Preferred Stock
In August 2011, the Board of Directors designated 5,000,000 shares of its Preferred Stock as Series A Preferred Stock. Each share of Series A Preferred Stock is convertible into one share of common stock at the option of the preferred holder. The Series A Preferred Stock in not entitled to receive dividends and does not possess redemption rights. The Company is prohibited from effecting the conversion of the Series A Preferred Stock to the extent that, as a result of the conversion, the holder of such shares beneficially owns more than 4.99% (or, if this limitation is waived by the holder upon no less than 61 days prior notice to us, 9.99%) in the aggregate of the issued and outstanding shares of our common stock calculated immediately after giving effect to the issuance of shares of common stock upon conversion of the Series A Preferred Stock. The holders of the Company’s Series A Preferred Stock are also entitled to certain liquidation preferences upon the liquidation, dissolution or winding up of the business of the Company.

For the year ended December 31, 2012 there has been 1,586,539 shares of Series A Preferred Stock converted into common stock.  As of March 11, 2013 an additional 2,312,500 shares of Series A Preferred Stock converted into common stock, leaving a total of 687,500 shares of Series A Preferred Stock remaining.

In October 2012, the Board of Directors designated 5,000,000 shares of its Preferred Stock as Series B Preferred Stock. Each share of Series B Preferred Stock is convertible into one share of common stock at the option of the preferred holder. The Series B Preferred Stock is not entitled to receive dividends and does not possess redemption rights. The Company is prohibited from effecting the conversion of the Series B Preferred Stock to the extent that, as a result of the conversion, the holder of such shares beneficially owns more than 4.99% (or, if this limitation is waived by the holder upon no less than 61 days prior notice to us, 9.99%) in the aggregate of the issued and outstanding shares of our common stock calculated immediately after giving effect to the issuance of shares of common stock upon conversion of the Series B Preferred Stock. The holders of the Company’s Series B Preferred Stock are also entitled to certain liquidation preferences upon the liquidation, dissolution or winding up of the business of the Company.

2012 Private Placement
The Company sold an aggregate of 7,380,600 units in a 2012 Private Placement (the “2012 Private Placement”) at a per unit price of $0.25, with each unit consisting of (i) one share of the Company’s common stock (except that certain investors elected to receive in lieu of common stock, one share of the Company’s Series B Convertible Preferred Stock) and (ii) a four year warrant to purchase shares of common stock equal to 100% of the number of shares purchased in the 2012 Private Placement at an exercise price of $0.35 per share. The 2012 Private Placement was completed in two closings (i) on November 19, 2012 the Company sold an aggregate of 5,380,600 units (which included 804,600 units for the conversion of debt and related interest and 276,000 units in exchange for certain legal fees) with gross proceeds to the Company of $1,345,150 (which included the conversion of debt of $200,000 plus $1,150 interest and $69,000 for certain legal fees) and (ii) on December 17, 2012 the Company sold an aggregate of 2,000,000 units with gross proceeds to the Company of $500,000.  The Company sold a total of 5,376,000 units consisting of common shares and a total of 2,004,600 units consisting of Series B Preferred Stock, resulting in total proceeds of $1,845,150. The 2012 Private Placement includes the conversion of debt owed by the Company in the aggregate amount of $200,000 plus $1,150 interest which was converted on a dollar for dollar basis into the 2012 Private Placement. Net of converted debt and legal fees, the 2012 Private Placement generated cash proceeds of $1,575,000.

The Company has entered into registration rights agreements with the Investors, pursuant to which the Company has agreed to file a “resale” registration statement with the SEC covering all shares of the Common Stock sold in the Offering and underlying any Warrants or Series B Preferred Stock, as well as Common Stock underlying the warrants issued to the placement agent(s) within 30 days (the “Filing Date”). The Company has agreed to maintain the effectiveness of the registration statement from the effective date until all securities have been sold or are otherwise able to be sold pursuant to Rule 144. The Company has agreed to use its reasonable best efforts to have the registration statement declared effective within 90 days (the “Effectiveness Deadline”). On February 12, 2013 the S1/A Registration Statement was filed with the SEC.  As of March 11, 2013 the S-1/A Registration Statement has not been declared effective by the SEC.